Intangible Assets, Net - Schedule of Annual Estimated Amortization Expense for Intangible Assets (Details) ¥ in Thousands	Mar. 31, 2026 CNY (¥)
Schedule of Annual Estimated Amortization Expense for Intangible Assets [Abstract]
Amortization expenses, 2027	¥ 37
Amortization expenses, 2028	22
Amortization expenses, 2029	7
Amortization expenses, 2030	7
Amortization expenses, 2031	¥ 7